Supplement dated May 31, 2017, to the following Statement of Additional Information, as previously amended or supplemented:

American Beacon Sound Point Floating Rate Income Fund
Statement of Additional Information dated December 29, 2016
In the "Investment Sub-Advisory Agreement" section on page 23, the table is deleted and replaced with the following:

Sound Point Capital Management, LP ("Sound Point")
Controlling Person/Entity	Basis of Control	Nature of Controlling Person/Entity Business
Ketchum Partners, LLC	Limited Partner	Financial Services
Stephen J. Ketchum	Managing Partner	Financial Services Executive

****************************************************************************************
PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE